Cover	Aug. 06, 2025
Cover [Abstract]
Entity Registrant Name	PALATIN TECHNOLOGIES, INC.
Entity Central Index Key	0000911216
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 06, 2025
Entity File Number	001-15543
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-4078884
Entity Address Address Line 1	11 Deer Park Drive
Entity Address Address Line 2	Suite 204
Entity Address City Or Town	Monmouth Junction
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08512
City Area Code	609
Local Phone Number	495-2200
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PTN1
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) updates information provided in a Current Report on Form 8-K filed on August 8, 2025 (the “Original Filing”), in which Palatin Technologies, Inc. (the “Company”) reported that, following its annual meeting of stockholders that took place on July 25, 2025, at which the Company’s stockholders approved a certificate of amendment to the Company’s Restated Certificate of Incorporation to effect a reverse stock split of the Company’s common stock, par value $0.01 (the “Common Stock”), the Board of the Company approved a 1-for-50 reverse stock split (the “Reverse Stock Split”) and reported timing regarding the expected effective date of such Reverse Stock Split. This Amendment is being filed solely for the purpose of revising the expected effective time and the expected market effective date of the Reverse Stock Split. This Amendment does not otherwise modify or update any other disclosure contained in the Original Filing and should be read in conjunction with the Original Filing.